Income taxes	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Income taxes

Note 19	Income taxes

Total income taxes

$ millions, for the year ended October 31	2022	2021
Consolidated statement of income
Provision for (reversal of) current income taxes
Adjustments for prior years	$35	$(22)
Current income tax expense	1,741	1,939
	1,776	1,917
Provision for (reversal of) deferred income taxes
Adjustments for prior years	(27)	19
Effect of changes in tax rates and laws	(4)	1
Origination and reversal of temporary differences	(15)	(61)
	(46)	(41)
	1,730	1,876
OCI	(268)	297
Total comprehensive income	$1,462	$2,173
Components of income tax

$ millions, for the year ended October 31	2022	2021
Current income taxes

Federal	$627	$918
Provincial	429	629
Foreign	459	398
	1,515	1,945
Deferred income taxes
Federal	51	137
Provincial	37	90
Foreign	(141)	1
	(53)	228
	$1,462	$2,173
The combined Canadian federal and provincial income tax rate varies each year according to changes in the statutory rates imposed by each of these jurisdictions, and according to changes in the proportion of our business carried out in each province. We are also subject to Canadian taxation on income of foreign branches.
Earnings of foreign subsidiaries would generally only be subject to Canadian tax when distributed to Canada. Additional Canadian taxes that would be payable if all foreign subsidiaries’ retained earnings were distributed to the Canadian parent as dividends are estimated to be nil.
The effective rates of income tax in the consolidated statement of income are different from the combined Canadian federal and provincial income tax rates as set out in the following table:
Reconciliation of income taxes

$ millions, for the year ended October 31	2022		2021
Combined Canadian federal and provincial income tax rate applied to income before income taxes	$2,097	26.3%	$2,188	26.3%
Income taxes adjusted for the effect of:
Earnings of foreign subsidiaries	(199)	(2.5)	(136)	(1.6)
Tax-exempt income	(156)	(2.0)	(150)	(1.8)
Changes in income tax rate on deferred tax balances	(4)	–	1	–
Impact of equity-accounted income	(13)	(0.2)	(13)	(0.2)
Other	5	0.1	(14)	(0.2)
Income taxes in the consolidated statement of income	$1,730	21.7%	$1,876	22.5%

Deferred income taxes
Sources of and movement in deferred tax assets and liabilities
Deferred tax assets

$ millions, for the year ended October 31		Allowance for credit losses	Property and equipment	Pension and employee benefits	Provisions	Financial instrument revaluation	Tax loss carry- forwards (1)	Other	Total assets
2022	Balance at beginning of year	$222	$40	$307	$103	$24	$5	$215	$916
	Recognized in net income	24	3	(25)	(12)	(3)	2	49	38
	Recognized in OCI	–	–	(16)	–	104	–	–	88
	Other (2)	10	(37)	9	1	–	(1)	–	(18)
	Balance at end of year	$256	$6	$275	$92	$125	$6	$264	$1,024
2021	Balance at beginning of year	$314	$39	$554	$53	$1	$19	$236	$1,216
	Recognized in net income	(80)	3	59	51	(7)	(3)	(16)	7
	Recognized in OCI	–	–	(296)	–	43	–	–	(253)
	Other (2)	(12)	(2)	(10)	(1)	(13)	(11)	(5)	(54)
	Balance at end of year	$222	$40	$307	$103	$24	$5	$215	$916
Deferred tax liabilities

$ millions, for the year ended October 31		Intangible assets	Property and equipment	Pension and employee benefits	Goodwill	Financial instrument revaluation	Other	Total liabilities
2022	Balance at beginning of year	$(327)	$(82)	$(24)	$(88)	$(19)	$(12)	$(552)
	Recognized in net income	(10)	(23)	33	(2)	4	6	8
	Recognized in OCI	–	–	(81)	–	–	–	(81)
	Other (2)	(4)	36	1	1	2	–	36
	Balance at end of year	$(341)	$(69)	$(71)	$(89)	$(13)	$(6)	$(589)
2021	Balance at beginning of year	$(305)	$(112)	$(15)	$(86)	$(63)	$(18)	$(599)
	Recognized in net income	(26)	27	1	(2)	28	6	34
	Recognized in OCI	–	–	(15)	–	(1)	–	(16)
	Other (2)	4	3	5	–	17	–	29
	Balance at end of year	$(327)	$(82)	$(24)	$(88)	$(19)	$(12)	$(552)
Net deferred tax assets as at October 31, 2022								$435
Net deferred tax assets as at October 31, 2021								$364

(1)
The deferred tax effect of tax loss carryforwards includes $6 million (2021: $5

million) that relate to operating losses (of which $3

million relate to Canada, and $3

million relate to the Caribbean) that expire in various years commencing in 2022, and nil (2021: nil) that relate to U.S. capital losses.

(2)	Includes foreign currency translation adjustments.
Deferred tax assets and liabilities are assessed by entity for presentation in our consolidated balance sheet. As a result, the net deferred tax assets of $435 million (2021: $364 million) are presented in the consolidated balance sheet as deferred tax assets of $480 million (2021: $402 million) and deferred tax liabilities of $45 million (2021: $38 million).

Unrecognized tax losses
The amount of unused operating tax losses for which deferred tax assets have not been recognized was $1,620 million as at October 31, 2022 (2021: $1,611 million), of which $742 million (2021: $674 million) relates to the U.S. region and $878 million (2021: $937 million) relates to the Caribbean region. These unused operating tax losses expire within 10 years.
The amount of unused capital tax losses for which deferred tax assets have not been recognized was $610 million as at October 31, 2022 (2021: $519 million). These unused capital tax losses relate to
Canada and are subject to the outcome of the foreign exchange capital loss reassessment discussed below.
Enron
In prior years, the CRA issued reassessments disallowing the deduction of Enron settlement payments and related legal expenses (the Enron expenses). In January 2019, CIBC entered into a settlement agreement with the CRA with respect to the portion of the Enron expenses deductible in Canada. The portion of the Enron expenses deductible in the U.S. has not yet been agreed to by the Internal Revenue Service. It is possible that adjustments may be required to the amount of tax benefits recognized in the U.S.
Dividend received deduction
The CRA has reassessed CIBC approximately $1,602
million of additional income tax related to the denial of the tax deductibility of certain 2011 to 2017 Canadian corporate dividends, on the basis that certain dividends received were part of a “dividend rental arrangement”, and similar matters. This includes approximately $182 million of additional income tax for the 2017 taxation year that was reassessed by the CRA in May 2022. The dividends that were subject to the reassessments are similar to those prospectively addressed by the rules in the 2015 and 2018 Canadian federal budgets. It is possible that subsequent years may be reassessed for similar matters. In August 2021, CIBC filed a Notice of Appeal with the Tax Court of Canada and the matter is now in litigation. CIBC is confident that its tax filing positions were appropriate and intends to defend itself vigorously. Accordingly, no amounts have been accrued in the consolidated financial statements.
Foreign exchange capital loss reassessment
In November 2021, the Tax Court of Canada ruled against CIBC on its 2007 foreign exchange capital loss reassessment (Decision). CIBC disagrees with the Decision and filed its Appeal in November 2021. The Appeal is scheduled to be heard in December 2022. CIBC remains confident that its tax filing position was appropriate. Accordingly, no amounts have been accrued in the consolidated financial statements. The exposure of

additional tax and interest related to this and similar matters is approximately
$300 million in addition to the potential inability to utilize approximately $600 million in unrecognized capital tax loss carryforwards.

Canadian federal budget
Following the announcement of budget proposals in April 2022, the Canadian Federal government released draft legislation in
August 2022, and subsequently introduced other draft legislation which went through first and second readings in Parliament in
November 2022. These proposals included the introduction of a one-time
 15%
Canada Recovery Dividend tax (CRD) on banks and life insurer groups, based on the average of 2020 and 2021 taxable income in excess o
f $1.0

billion. Once substantively enacted the CRD would become payable in the 2023 taxation year over a five-year
period in equal increments. The draft legislation also includes a prospective
 1.5%
increase in the tax rate applied to taxable income in excess of
 $100

million earned by banks and life insurers. We will account for these measures in future periods once they become substantively enacted, which is generally interpreted to occur at the point of a third reading in a Canadian Parliament held by a minority government.